Employee Cost - Summary of Assumptions Used in Accounting for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] - yr	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	2.80%	2.10%
Expected rate of increase in benefit revaluation of covered employees	1.90%	2.20%	2.10%
RPI Inflation rate	2.90%	3.50%	3.10%
CPI Inflation rate	1.70%	0.00%	0.00%
Retiring today [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	21.5	21.6	21
Retiring today [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	23.8	23.8	23.3
Retiring in 20 years [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	22.9	23	22.4
Retiring in 20 years [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	25.7	25.7	25.2